Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Global Equity Fund

(the “Fund”)

Supplement dated March 26, 2018

to the Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary

Prospectuses each dated February 28, 2018

(the “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Trustees (the “Board”) approved changes with respect to the Fund’s principal investment strategies, portfolio managers, management fee, sub-advisory fee and expense limits. From April 16, 2018 through the close of business on April 30, 2018, the Fund will be in a “transition period” and the transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund’s investment adviser.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T3	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.45	0.45	0.29	0.45	0.45
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.21	1.96	0.80	1.21	0.96
Waivers and Reimbursements[5]	%	(0.35)	(0.35)	(0.19)	(0.35)	(0.35)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.86	1.61	0.61	0.86	0.61
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Other Expenses are estimated for the current year.
[4]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The adviser and distributor are contractually obligated to limit expenses to 0.85%, 1.60%, 0.60%, 0.85% and 0.60% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s Board.

2.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$658	904	1,170	1,927
C	Sold	$264	581	1,025	2,257
	Held	$164	581	1,025	2,257
I	Sold or Held	$62	236	425	972
T	Sold or Held	$336	591	866	1,649
W	Sold or Held	$62	271	497	1,146

3.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Fund will provide 60 days’ prior notice of any change in this investment policy. The Fund invests primarily in the equity securities included in the MSCI World IndexSM (“Index”). The Fund invests in securities of issuers in a number of different countries, including the United States.

The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Fund may invest in derivative instruments including, but not limited to, index futures. The Fund typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.

The Fund may invest in real estate-related securities including real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable and growing dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to see to achieve the portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.

The Sub-Adviser will rebalance the portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.

The Sub-Adviser may lend portfolio securities on a short-term or long-term basis up to 30% of its total assets.

4.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Foreign Investments/Developing and Emerging Markets” and replace it with the following:

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

5.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Fund’s volatility may not be lower than that of the Index during all market cycles due to market factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

6.	The Section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risks entitled “Convertible Securities,” “Credit,” “Focused Investing,” “Interest Rate,” and “Investing through Stock Connect”.

7.	The third paragraph of the section entitled “Performance Information” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

The Fund’s performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to December 1, 2014 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to November 14, 2012 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Fund’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.

Voya Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Global Equity Fund

(the “Fund”)

Supplement dated March 26, 2018

to the Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary

Prospectuses each dated February 28, 2018

(the “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Trustees (the “Board”) approved changes with respect to the Fund’s principal investment strategies, portfolio managers, management fee, sub-advisory fee and expense limits. From April 16, 2018 through the close of business on April 30, 2018, the Fund will be in a “transition period” and the transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund’s investment adviser.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T3	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.45	0.45	0.29	0.45	0.45
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.21	1.96	0.80	1.21	0.96
Waivers and Reimbursements[5]	%	(0.35)	(0.35)	(0.19)	(0.35)	(0.35)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.86	1.61	0.61	0.86	0.61
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Other Expenses are estimated for the current year.
[4]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The adviser and distributor are contractually obligated to limit expenses to 0.85%, 1.60%, 0.60%, 0.85% and 0.60% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s Board.

2.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$658	904	1,170	1,927
C	Sold	$264	581	1,025	2,257
	Held	$164	581	1,025	2,257
I	Sold or Held	$62	236	425	972
T	Sold or Held	$336	591	866	1,649
W	Sold or Held	$62	271	497	1,146

3.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Fund will provide 60 days’ prior notice of any change in this investment policy. The Fund invests primarily in the equity securities included in the MSCI World IndexSM (“Index”). The Fund invests in securities of issuers in a number of different countries, including the United States.

The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Fund may invest in derivative instruments including, but not limited to, index futures. The Fund typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.

The Fund may invest in real estate-related securities including real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable and growing dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to see to achieve the portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.

The Sub-Adviser will rebalance the portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.

The Sub-Adviser may lend portfolio securities on a short-term or long-term basis up to 30% of its total assets.

4.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Foreign Investments/Developing and Emerging Markets” and replace it with the following:

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

5.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Fund’s volatility may not be lower than that of the Index during all market cycles due to market factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

6.	The Section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risks entitled “Convertible Securities,” “Credit,” “Focused Investing,” “Interest Rate,” and “Investing through Stock Connect”.

7.	The third paragraph of the section entitled “Performance Information” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

The Fund’s performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to December 1, 2014 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to November 14, 2012 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Fund’s current sub-adviser and strategies had been in place for the prior periods, the performance information shown would have been different.